Financial instruments	12 Months Ended
Dec. 31, 2024
Forekast limited [member]
IfrsStatementLineItems [Line Items]
Financial instruments

26. Financial instruments

(a)	Classification of financial instruments

	2024	2023
	USD	USD
Financial assets at amortized cost

Trade receivables	2,309,538	1,811,626
Amount owing by shareholders	-	10,000
Amount owing by related party	-	108,950
Other receivables	11,856	11,549
Fixed deposits with financial institutions	718,935	681,313
Cash and bank balances	872,051	494,180
Restricted cash	752,893	607,591
	4,665,273	3,725,209

	2024	2023
	USD	USD
Financial liabilities at amortized cost

Trade payables	501,104	411,066
Other payables	260,391	381,131
Client’s funds held in trust	752,893	607,591
Accruals	108,446	58,184
	1,622,834	1,457,972
Net gains and losses arising on: Financial assets measured at amortized cost
Interest income	20,826	15,433

Financial liabilities measured at amortized cost
Interest expense	(1,870)	(680)
	18,956	14,753

(b)	Fair value of financial instruments

The carrying amount of cash and bank balances, restricted cash, fixed deposits with financial institutions, trade receivables, other receivables, trade payables, other payables, client’s funds held in trust, and accruals reasonably approximate their fair values due to the relatively short-term nature of these financial instruments.